Significant accounting policies - Advertising and promotion expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant accounting policies
Advertising related expenses	¥ 650,952	¥ 302,459	¥ 74,963